Investments in Affiliated Companies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Investments in Affiliated Companies

Investments in affiliated companies consisted of the following:

(in millions)	TransUnion Corp Successor and TransUnion Holding March 31, 2013	TransUnion Corp Successor and TransUnion Holding December 31, 2012
Total equity method investments	$83.8	$80.7
Total cost method investments	7.9	7.9

Total investments in affiliated companies	$91.7	$88.6

Investments in affiliated companies consisted of the following:

(in millions)	TransUnion Corp. Successor December 31, 2012	TransUnion Corp. Predecessor December 31, 2011
Trans Union de Mexico, S.A. (25.69% ownership interest)	$49.4	$8.5
Credit Information Bureau (India) Ltd. (27.5% ownership interest)	26.6	19.5
All other equity method investments	4.7	6.8

Total equity method investments	$80.7	$34.8
Total cost method investments	7.9	7.9

Total investments in affiliated companies	$88.6	$42.7

Summarized Financial Information

The summarized financial information required by SEC Regulation S-X, Rule 1-02(bb)(2) consisted of the following:

(in millions)	Significant Equity Method Investments Three Months Ended March 31, 2013
Revenue	$21.2
Operating Income	$9.8
Income from continuing operations	$8.6
Net income	$8.6